Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total Income tax expense	$ 2,664	$ 2,985	$ 2,069
Continuing Operations [Member]
Total Income tax expense	(2,664)	(2,985)	(2,069)
Discontinued Operations [Member]
Total Income tax expense	$ 0	$ 0	$ 0